Exhibit 99.1

World Omni Auto Receivables Trust 2015-B

Monthly Servicer Certificate

October 31, 2016

Dates Covered
Collections Period	10/01/16 - 10/31/16
Interest Accrual Period	10/17/16 - 11/14/16
30/360 Days	30
Actual/360 Days	29
Distribution Date	11/15/16

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/16	659,316,219.64	35,517
Yield Supplement Overcollateralization Amount 09/30/16	27,044,464.30	0
Receivables Balance 09/30/16	686,360,683.94	35,517
Principal Payments	23,570,901.51	1,012
Defaulted Receivables	1,712,859.52	81
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/16	25,735,263.30	0
Pool Balance at 10/31/16	635,341,659.61	34,424

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,080,585,328.57	48,642

Pool Factor	61.18%

Prepayment ABS Speed	1.49%

Overcollateralization Target Amount	28,590,374.68
Actual Overcollateralization	28,590,374.68

Weighted Average APR	4.17%
Weighted Average APR, Yield Adjusted	6.14%
Weighted Average Remaining Term	52.75

Delinquent Receivables:
Past Due 31-60 days	11,141,394.19	571
Past Due 61-90 days	3,433,345.84	163
Past Due 91-120 days	717,695.94	38
Past Due 121+ days	0.00	0
Total	15,292,435.97	772

Total 31+ Delinquent as % Ending Pool Balance	2.41%

Recoveries	754,422.78

Aggregate Net Losses/(Gains) - October 2016	958,436.74

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.68%
Prior Net Losses Ratio	1.04%
Second Prior Net Losses Ratio	1.42%
Third Prior Net Losses Ratio	1.21%
Four Month Average	1.34%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.84%

Flow of Funds	$ Amount

Collections	26,644,909.87
Advances	9,293.48
Investment Earnings on Cash Accounts	6,667.11
Servicing Fee	(571,967.24)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	26,088,903.22

Distributions of Available Funds
(1) Class A Interest	678,017.28
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	37,911.67
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	22,895,704.83
(7) Distribution to Certificateholders	2,477,269.44
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	26,088,903.22

Servicing Fee	571,967.24
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	988,000,000.00
Original Class B	21,160,000.00

Total Class A & B
Note Balance @ 10/17/16	629,646,989.76
Principal Paid	22,895,704.83
Note Balance @ 11/15/16	606,751,284.93

Class A-1
Note Balance @ 10/17/16	0.00
Principal Paid	0.00
Note Balance @ 11/15/16	0.00
Note Factor @ 11/15/16	0.0000000%

Class A-2a
Note Balance @ 10/17/16	169,143,722.17
Principal Paid	15,522,511.71
Note Balance @ 11/15/16	153,621,210.46
Note Factor @ 11/15/16	54.8647180%

Class A-2b
Note Balance @ 10/17/16	80,343,267.59
Principal Paid	7,373,193.12
Note Balance @ 11/15/16	72,970,074.47
Note Factor @ 11/15/16	54.8647176%

Class A-3
Note Balance @ 10/17/16	234,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/16	234,000,000.00
Note Factor @ 11/15/16	100.0000000%

Class A-4
Note Balance @ 10/17/16	125,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/16	125,000,000.00
Note Factor @ 11/15/16	100.0000000%

Class B
Note Balance @ 10/17/16	21,160,000.00
Principal Paid	0.00
Note Balance @ 11/15/16	21,160,000.00
Note Factor @ 11/15/16	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	715,928.95
Total Principal Paid	22,895,704.83
Total Paid	23,611,633.78

Class A-1
Coupon	0.41000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.96000%
Interest Paid	135,314.98
Principal Paid	15,522,511.71
Total Paid to A-2a Holders	15,657,826.69

Class A-2b
One-Month Libor	0.53456%
Coupon	0.93456%
Interest Paid	60,485.63
Principal Paid	7,373,193.12
Total Paid to A-2b Holders	7,433,678.75

Class A-3
Coupon	1.49000%
Interest Paid	290,550.00
Principal Paid	0.00
Total Paid to A-3 Holders	290,550.00

Class A-4
Coupon	1.84000%
Interest Paid	191,666.67
Principal Paid	0.00
Total Paid to A-4 Holders	191,666.67

Class B
Coupon	2.15000%
Interest Paid	37,911.67
Principal Paid	0.00
Total Paid to B Holders	37,911.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.7094306
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.6878838
Total Distribution Amount	23.3973144

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.4832678
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	55.4375418
Total A-2a Distribution Amount	55.9208096

A-2b Interest Distribution Amount	0.4547792
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	55.4375423
Total A-2b Distribution Amount	55.8923215

A-3 Interest Distribution Amount	1.2416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.2416667

A-4 Interest Distribution Amount	1.5333334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.5333334

B Interest Distribution Amount	1.7916668
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.7916668

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 09/30/16	142,869.15
Balance as of 10/31/16	152,162.63
Change	9,293.48

Reserve Account
Balance as of 10/17/16	2,581,024.89
Investment Earnings	548.08
Investment Earnings Paid	(548.08)
Deposit/(Withdrawal)	-
Balance as of 11/15/16	2,581,024.89
Change	-

Required Reserve Amount	2,581,024.89